Income Taxes - Schedule of Statutory Corporate Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Statutory Corporate Tax Rate [Abstract]
Income tax expense (benefit) at the statutory rate	$ 526	$ 50
Income tax expense (benefit) at the statutory rate, percent	21.00%	21.00%
Cash surrender value of life insurance	$ (18)	$ (18)
Cash surrender value of life insurance, percent	(0.70%)	(7.60%)
State income tax expense (benefit)	$ 87	$ 13
State income tax expense (benefit), percent	3.50%	5.50%
Other		$ 12
Other, percent		5.00%
Total income tax expense (benefit)	$ 595	$ 57
Effective income tax rate	23.76%	23.95%